Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,866	$ 3,792
Loans to customers	52	68
Interest receivables	41	43
Other receivables	579	467
Current trade and other receivable	5,538	4,369
Of Which: Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4,507	3,531
Loans to customers	52	58
Interest receivables	39	43
Other receivables	559	450
Current trade and other receivable	5,157	4,082
Of Which Not Impaired as of the Reporting Date and Past [member] | Less than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	207	177
Loans to customers	0	0
Interest receivables	2	0
Other receivables	8	4
Current trade and other receivable	217	181
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 30 and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	84	34
Loans to customers	0	0
Other receivables	5	5
Current trade and other receivable	89	38
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	54	32
Loans to customers	0	10
Other receivables	4	8
Current trade and other receivable	59	50
Of Which Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	14	18
Other receivables	2	0
Current trade and other receivable	$ 16	$ 18